Segment Information and Information about Geographic Areas	9 Months Ended
Sep. 30, 2013
Segment Information and Information about Geographic Areas
Segment Information and Information about Geographic Areas

13. Segment Information and Information about Geographic Areas

        The accounting principles guiding disclosures about segments of an enterprise and related information establishes standards for the reporting by business enterprises of information about operating segments, products and services, geographic areas, and major customers. The method of determining which information is reported is based on the way that management organizes the operating segments within the Company for making operational decisions and assessments of financial performance. The Company's chief operating decision maker (the CODM) is considered to be the Company's chief executive officer (CEO). The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions and assessing financial performance. As such, the Company is determined to be operating in one business segment.

        All of the Company's principal operations and decision-making functions are located in the United States.

  Revenue

        The following table set forth the Company's total revenue by geographic areas for the years ended December 31, 2010, 2011, 2012 and for the nine months ended September 30, 2012 and 2013, as determined based on the billing address of the customer.

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands)
				(unaudited)
United States	$12,551	$28,913	$50,910	$36,467	$58,023
EMEA	640	1,538	3,686	2,505	4,913
Other	841	1,941	3,817	2,594	4,811

Total	$14,032	$32,392	$58,413	$41,566	$67,747

        No customer accounted for more than 10% of our total revenue in 2010, 2011, 2012 and for the nine months ended September 30, 2012 (unaudited) and 2013 (unaudited).

  Long-lived Assets

        The following table set forth the Company's long-lived assets by geographic areas as of December 31, 2011, 2012 and September 30, 2013:

	December 31,
			September 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
United States	$1,199	$5,369	$12,829
EMEA	251	248	239
Other	—	—	4

Total	$1,450	$5,617	$13,072